United
                    Municipal
                    High Income
                    Fund, Inc.

                    SEMIANNUAL
                    REPORT
                    ---------------------------------------
                    For the six months ended March 31, 1998

This report is submitted for the general information of the shareholders of United Municipal High Income Fund, Inc. It is not authorized for distribution to prospective investors in the Fund unless accompanied with or preceded by the United Municipal High Income Fund, Inc. current prospectus.

PRESIDENT'S LETTER
MARCH 31, 1998



Dear Shareholder:

As Waddell & Reed celebrates its 60th anniversary in the financial services industry, I would like to thank you for your continued confidence in our products and services. Since we opened our doors in 1937, our goal has been and continues to be to provide the best service possible to our shareholders. This commitment is reflected in every area of our organization: starting with your financial advisor and continuing with our investment management and customer service people of our affiliated companies.

Your confidence in the success of the products and services offered by Waddell & Reed and its affiliates is reflected in the growth the Funds have experienced over our 60 years. Total mutual fund assets under management reached the $1 billion mark in 1961, and over the $5 billion mark in 1985. As of March 31, 1998, mutual fund assets under management totaled more than $22.9 billion.

We look forward to helping you meet the financial goals that are important to you, now and for many years to come. Should you have any questions about your account or other financial issues that are important to you, contact your financial advisor or your local Waddell & Reed office. They're ready to help you make the most of your financial future.


Respectfully,
Keith A. Tucker
President

SHAREHOLDER SUMMARY
--------------------------------------------------------------
United Municipal High Income Fund, Inc.

PORTFOLIO STRATEGY:
Ordinarily, at least 75%   OBJECTIVE:   High level of income
medium and lower rated                  which is not
Municipal Bonds                         subject to Federal income taxation.
                                        (Income may be
Generally less than 20%                 subject to state and
Taxable Debt Securities                 local taxes.  A portion may be subject
                                        to Federal
No more than 25% in                     taxes, including
industrial revenue                      alternative minimum tax.)
bonds of any one industry
                            STRATEGY:   Invests primarily in municipal bonds
                                        (debt securities the interest on which
                                        is generally exempt from Federal income
                                        tax) in the medium- and lower-rated
                                        categories as classified by recognized
                                        rating agencies.

                             FOUNDED:   1986

        SCHEDULED DIVIDEND FREQUENCY:   MONTHLY

PERFORMANCE SUMMARY

          PER SHARE DATA
For the Six Months Ended March 31, 1998
---------------------------------------
DIVIDENDS PAID                 $0.16
                               =====

CAPITAL GAINS DISTRIBUTION     $0.07
                               =====

NET ASSET VALUE ON
   3/31/98  $5.61 adjusted to: $5.68(A)
   9/30/97                     $5.55
                               -----
CHANGE PER SHARE               $0.13
                               =====

(A)This number includes the capital gains distribution of $0.07 paid in December 1997 added to the actual net asset value on March 31, 1998.

Past performance is not necessarily indicative of future results.

                              TOTAL RETURN HISTORY

                                       Average Annual Total Return
                                       ---------------------------
                                           With       Without
Period                                 Sales Load* Sales Load**
------                                 ----------- ------------
 1-year period ended 3-31-98              7.85%       12.64%
 5-year period ended 3-31-98              7.49%        8.43%
10-year period ended 3-31-98              8.77%        9.24%

 *Performance data quoted represents past performance and is based on deduction of 4.25% sales load on the initial purchase in each of the three periods.

**Performance data quoted in this column represents past performance without taking into account the sales load deducted on an initial purchase.

Investment return and principal value will fluctuate and an investor's shares, when redeemed, may be worth more or less than their original cost.

PORTFOLIO HIGHLIGHTS

On March 31, 1998, United Municipal High Income Fund, Inc. had net assets totaling $500,194,556 invested in a diversified portfolio.

As a shareholder of United Municipal High Income Fund, Inc., for every $100 you had invested on March 31, 1998, your Fund owned:

 $21.99  Life Care/Nursing Center Revenue Bonds
  16.92  Other Municipal Bonds
  12.98  Industrial Development Revenue Bonds
  11.95  Hospital Revenue Bonds
   9.57  Airport Revenue Bonds
   6.15  Housing Revenue Bonds
   5.42  Resource Recovery Bonds
   4.05  Water and Sewer Revenue Bonds
   3.76  Transportation Revenue Bonds
   1.99  General Obligation Bonds
   1.96  Prerefunded ETM Bonds
   1.76  Lease/Certificates of Participation Bonds
   1.50  Cash and Cash Equivalents



                    1998 TAX YEAR TAXABLE EQUIVALENT YIELDS*
---------------------------------------------------------------------------
If your Taxable Income is:
                                    Your         Equivalent
                                  Marginal    Tax Free Yields
   Joint               Single        Tax---------------------------
   return              Return    Bracket Is  5%    6%    7%    8%

$      0- 42,350  $      0- 25,350          15%  5.88  7.06  8.24  9.41

$ 42,351-102,300  $ 25,351- 61,400          28%  6.94  8.33  9.72 11.11

$102,301-155,950  $ 61,401-128,100          31%  7.25  8.70 10.14 11.59

$155,951-278,450  $128,101-278,450          36%  7.81  9.38 10.94 12.50

$278,451 and above$278,451 and above      39.6%  8.28  9.93 11.59 13.25

*Table is for illustration only and does not represent the actual performance of United Municipal High Income Fund, Inc.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS
ALABAMA - 1.53%
 The Industrial Development Board of the Town of
   Courtland (Alabama), Solid Waste Disposal
   Revenue Bonds (Champion International
   Corporation Project), Series 1995A,
   6.5%, 9-1-2025 ........................   $ 5,000 $  5,518,750
 The Marshall County Health Care Authority,
   Hospital Revenue Refunding Bonds,
   Series 1992 (Guntersville-Arab
   Medical Center),
   7.0%, 10-1-2013 .......................     1,000    1,085,000
 The Medical Clinic Board of the City of Ozark,
   Alabama, First Mortgage Revenue Bonds (United
   States Health & Housing Foundation, Inc.
   Project), Series 1988-A,
   10.0%, 10-1-2015 ......................     1,000    1,038,990
   Total .................................              7,642,740

ALASKA - 0.75%
 City of Seward, Alaska, Revenue Bonds, 1996
   (Alaska Sealife Center Project),
   7.65%, 10-1-2016 ......................     2,000    2,147,500
 Anchorage Parking Authority, Lease Revenue
   Refunding Bonds, Series 1993 (5th Avenue
   Garage Project),
   6.75%, 12-1-2008 ......................     1,500    1,618,125
   Total .................................              3,765,625

ARIZONA - 1.58%
 The Industrial Development Authority of the
   County of Gila, Arizona, Environmental
   Revenue Refunding Bonds (ASARCO Incorporated
   Project), Series 1998,
   5.55%, 1-1-2027 .......................     4,750    4,791,563
 Hayden-Winkelman Unified School District
   No. 41 of Gila County, Arizona, Capital
   Appreciation Refunding Bonds, Series 1995,
   0.0%, 7-1-2010 ........................     6,145    3,133,950
   Total .................................              7,925,513

CALIFORNIA - 7.40%
 Foothill/Eastern Transportation Corridor
   Agency, Toll Road Revenue Bonds, Series
   1995A,
   0.0%, 1-1-2013 (A) ....................    11,925    9,092,812


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
CALIFORNIA (Continued)
 California Statewide Communities Development
   Authority, Special Facilities Lease
   Revenue Bonds, 1997 Series A (United Air
   Lines, Inc. - San Francisco International
   Airport Projects),
   5.7%, 10-1-2033 .......................   $ 8,000 $  8,090,000
 Hospital Refunding Revenue Certificates
   of Participation, Series 1993,
   California Statewide Communities
   Development Authority, Inverse Floating
   Rate Security,
   7.119%, 11-1-2015 (B) .................     4,000    3,950,000
 Hi-Desert Memorial Hospital District,
   Revenue Bonds, Series 1994A,
   8.0%, 10-1-2019 .......................     3,000    3,416,250
 Sierra Kings Health Care District Revenue
   Bonds, Series 1996,
   6.5%, 12-1-2026 .......................     3,000    3,093,750
 Transmission Agency of Northern California,
   California-Oregon Transmission Project,
   Revenue Refunding Bonds, 1993 Series A,
   INFLOS,
   6.814%, 4-29-2024 (B) .................     2,500    2,581,250
 San Joaquin Hills Transportation Corridor
   Agency (Orange County, California),
   Senior Lien Toll Road Revenue Bonds,
   0.0%, 1-1-2011 (A) ....................     2,500    2,471,875
 Certificates of Participation (1991 Capital
   Improvement Project), Bella Vista Water
   District (California),
   7.375%, 10-1-2017 .....................     1,500    1,612,500
 Carson Redevelopment Agency (California),
   Redevelopment Project Area No. 1,
   Tax Allocation Bonds, Series 1993B,
   6.0%, 10-1-2016 .......................     1,500    1,575,000
 Kings County Waste Management Authority,
   Solid Waste Revenue Bonds, Series 1994
   (California),
   7.2%, 10-1-2014 .......................     1,000    1,113,750
   Total .................................             36,997,187


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
COLORADO - 6.90%
 City and County of Denver, Colorado:
   Revenue Bonds (Jewish Community Centers
   of Denver Project), Series 1994:
   8.25%, 3-1-2024 .......................     2,390    2,569,250
   7.875%, 3-1-2019 ......................       815      867,975
   Airport System Revenue Bonds,
   Series 1994A,
   7.5%, 11-15-2023 ......................   $ 2,480 $  2,852,000
   Special Facilities Airport Revenue Bonds
   (United Air Lines Project), Series 1992A,
   6.875%, 10-1-2032 .....................     2,500    2,718,750
 Colorado Housing and Finance Authority,
   Single Family Program Bonds:
   1998 Series A-2 Senior Bonds (AMT),
   6.6%, 5-1-2028 ........................     2,500    2,746,875
   1997 Series B-2, Senior Bonds (AMT),
   7.0%, 5-1-2026 ........................     2,250    2,548,125
 Boulder County, Colorado, Hospital Development
   Revenue Bonds (Longmont United Hospital
   Project), Series 1997,
   5.6%, 12-1-2027 .......................     4,000    4,115,000
 City of Colorado Springs, Colorado,
   Airport System Revenue Bonds, Series 1992A,
   7.0%, 1-1-2022 ........................     2,200    2,403,500
 Sand Creek Metropolitan District, Adams
   County and City and County of Denver,
   Colorado, General Obligation Limited
   Tax Bonds, Series 1997,
   7.125%, 12-1-2016 .....................     2,000    2,052,500
 Parker Jordan Metropolitan District,
   Arapahoe County, Colorado, General
   Obligation Bonds,
   6.1%, 12-1-2017 .......................     1,935    1,884,206
 City of Black Hawk, Colorado, Device Tax
   Revenue Bonds, Series 1998:
   5.625%, 12-1-2021 .....................     1,250    1,220,312
   5.5%, 12-1-2012 .......................       650      643,500
 Pitkin County, Colorado, Lease Purchase
   Agreement, Certificates of Participation
   (County Administration Building Project),
   Series 1991,
   7.4%, 10-1-2011 .......................     1,500    1,627,500


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
COLORADO (Continued)
 Highlands Ranch Metropolitan District No. 3,
   Douglas County, Colorado, General Obligation
   Bonds, Series 1998A,
   5.25%, 12-1-2018 ......................   $ 1,500 $  1,473,750
 Bachelor Gulch Metropolitan District,
   Eagle County, Colorado, General Obligation
   Bonds, Series 1996,
   7.0%, 12-1-2015 .......................     1,095    1,149,750
 Eaglebend Affordable Housing Corporation,
   Multifamily Housing Project Revenue
   Refunding Bonds, Series 1997A,
   6.45%, 7-1-2021 .......................     1,000    1,062,500
 Town of Erie, Colorado (In Boulder and
   Weld Counties), Water Enterprise
   Revenue Bonds, Series 1997B,
   6.125%, 12-1-2021 .....................     1,000    1,043,750
 Colorado Health Facilities Authority,
   Hospital Revenue Bonds (Steamboat Springs
   Health Care Association Project),
   Series 1997,
   5.75%, 9-15-2022 ......................     1,000    1,013,750
 Mountain Village Metropolitan District, San
   Miguel County, Colorado, General
   Obligation Refunding Bonds, Series 1992,
   8.1%, 12-1-2011 .......................       465      522,544
   Total .................................             34,515,537

CONNECTICUT - 1.76%
 Eastern Connecticut Resource Recovery
   Authority, Solid Waste Revenue Bonds
   (Wheelabrator Lisbon Project),
   Series 1993A,
   5.5%, 1-1-2014 ........................     5,250    5,230,312
 State of Connecticut Health and
   Education Facilities Authority,
   Revenue Bonds, Edgehill Issue
   Series A (Fixed Rate),
   6.875%, 7-1-2027 ......................     2,400    2,550,000
 Connecticut Development Authority, First
   Mortgage Gross Revenue Health Care
   Project Refunding Bonds (Church Homes,
   Inc., Congregational Avery Heights
   Project - 1997 Series),
   5.8%, 4-1-2021 ........................     1,000    1,021,250
   Total .................................              8,801,562


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
DISTRICT OF COLUMBIA - 1.12%
 Certificates of Participation, Series 1993,
   District of Columbia,
   7.3%, 1-1-2013 ........................   $ 3,000 $  3,393,750
 District of Columbia Revenue Bonds
   (National Public Radio Issue),
   Series 1992,
   7.625%, 1-1-2013 ......................     2,000    2,205,000
   Total .................................              5,598,750

FLORIDA - 5.58%
 Lake County, Florida, Resource Recovery
   Industrial Development Refunding Revenue
   Bonds (NRG/Recovery Group Project),
   Series 1993A,
   5.95%, 10-1-2013 ......................     8,350    8,684,000
 St. Johns County Industrial Development
   Authority (Florida):
   Health Care Revenue Bonds, Tax Exempt
   Series 1997A (Bayview Project),
   7.1%, 10-1-2026 .......................     4,000    4,365,000
   Industrial Development Revenue Bonds,
   Series 1997A (Professional Golf Hall of
   Fame Project),
   5.5%, 3-1-2017 ........................     1,000    1,022,500
 Sanford Airport Authority (Florida),
   Industrial Development Revenue Bonds
   (Central Florida Terminals, Inc. Project):
   Series 1995A,
   7.75%, 5-1-2021 .......................     4,000    4,400,000
   Series 1995C,
   7.5%, 5-1-2021 ........................       500      545,000
 Sarasota County (Florida) Health Facilties
   Authority, Health Care Facilities Revenue
   Refunding Bonds, Series 1995 (Sarasota-
   Manatee Jewish Housing Council, Inc.
   Project),
   6.7%, 7-1-2025 ........................     3,000    3,157,500
 Housing Finance Authority of Broward
   County, Florida, Multifamily Housing
   Revenue Bonds:
   Pembroke Park Apartments Project,
   Series 1998,
   5.75%, 4-1-2038 .......................     1,385    1,386,731
   Stirling Apartments Project,
   Series 1998,
   5.75%, 4-1-2038 .......................     1,000    1,001,250

                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
FLORIDA (Continued)
 Dade County Industrial Development Authority,
   Industrial Development Revenue Bonds,
   Series 1995 (Miami Cerebral Palsy
   Residential Services, Inc. Project),
   8.0%, 6-1-2022 ........................   $ 1,900 $  2,056,750
 City of Fort Walton Beach, First Mortgage
   Industrial Development Revenue Bonds,
   Series 1986 (Ft. Walton Beach Ventures,
   Inc. Project),
   10.5%, 12-1-2016 ......................     1,270    1,316,672
   Total .................................             27,935,403

GEORGIA - 1.04%
 Coffee County Hospital Authority (Georgia),
   Revenue Anticipation Certificates (Coffee
   Regional Medical Center, Inc. Project),
   Series 1997A,
   6.75%, 12-1-2016 ......................     5,000    5,200,000

GUAM - 0.66%
 Guam Airport Authority, General Revenue
   Bonds, 1993 Series B,
   6.6%, 10-1-2010 .......................     3,000    3,292,500

HAWAII - 0.59%
 Department of Transportation of the State
   of Hawaii, Special Facility Revenue Bonds
   (Continental Airlines, Inc.), Series 1997,
   5.625%, 11-15-2027 ....................     3,000    2,970,000

IDAHO - 0.48%
 Idaho Health Facilities Authority, Hospital
   Revenue Refunding Bonds, Series 1992
   (IHC Hospitals, Inc.), Indexed Inverse
   Floating Rate Securities,
   8.35%, 2-15-2021 (B) ..................     2,000    2,402,500


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
ILLINOIS - 4.18%
 Illinois Health Facilities Authority:
   Revenue Refunding Bonds, Series
   1995A (Fairview Obligated Group),
   7.125%, 8-15-2017 .....................   $ 3,525 $  3,864,281
   Revenue Bonds, Series 1995 (Mercy
   Center for Health Care Services),
   6.375%, 10-1-2015 .....................     2,500    2,668,750
   Revenue Bonds, Series 1997A (Victory
   Health Services),
   5.375%, 8-15-2016 .....................     2,000    1,982,500
 City of Hillsboro, Montgomery County,
   Illinois, General Obligation Bonds
   (Alternate Revenue Source), Series 1991,
   7.5%, 12-1-2021 .......................     2,640    2,917,200
 Illinois Development Finance Authority
   Revenue Bonds, Series 1993C (Catholic
   Charities Housing Development
   Corporation Project),
   6.1%, 1-1-2020 ........................     2,500    2,590,625
 Village of Lansing, Illinois, Landings
   Redevelopment Project Area, Tax Increment
   Refunding Revenue Bonds (Limited Sales
   Tax Pledge), Series 1992,
   7.0%, 12-1-2008 .......................     2,000    2,200,000
 Village of Hodgkins, Cook County, Illinois,
   Tax Increment Revenue Refunding Bonds,
   Series 1995A,
   7.625%, 12-1-2013 .....................     1,750    1,951,250
 Village of Carol Stream, DuPage County,
   Illinois, First Mortgage Revenue
   Refunding Bonds, Series 1997 (Windsor
   Park Manor Project),
   7.0%, 12-1-2013 .......................     1,500    1,567,500
 Village of Bourbonnais, Kankakee County,
   Illinois, Sewerage Revenue Bonds,
   Series 1993,
   7.25%, 12-1-2012 ......................     1,085    1,171,800
   Total .................................             20,913,906


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
INDIANA - 3.44%
 Indianapolis Airport Authority, Special
   Facilities Revenue Bonds:
   Series 1995 A, United Air Lines, Inc.,
   Indianapolis Maintenance Center Project,
   6.5%, 11-15-2031 ......................   $ 6,000 $  6,510,000
   Series 1994, Federal Express
   Corporation Project,
   7.1%, 1-15-2017 .......................     4,500    5,073,750
 Indiana Health Facility Financing Authority:
   Hospital Revenue Refunding Bonds, Series 1996
   (Hancock Memorial Hospital and Health Services),
   6.125%, 8-15-2017 .....................     1,250    1,317,188
   Hospital Revenue Bonds, Series 1998
   (Jackson County Schneck Memorial Hospital Project),
   5.25%, 2-15-2022 ......................     1,200    1,167,000
   Hospital Revenue Bonds, Series 1992
   (Fayette Memorial Hospital Project),
   7.2%, 10-1-2022 .......................     1,000    1,081,250
 City of Carmel, Indiana, Retirement Rental
   Housing Revenue Refunding Bonds (Beverly
   Enterprises - Indiana, Inc. Project),
   Series 1992,
   8.75%, 12-1-2008 ......................     1,450    1,625,812
 Indiana Housing Finance Authority, Residential
   Mortgage Bonds, 1988 Series R-A,
   0.0%, 1-1-2013 ........................     1,525      434,625
   Total .................................             17,209,625

IOWA - 1.52%
 City of Creston, Iowa, Industrial Development
   Revenue Bonds, Series 1997A (CF Processing,
   L.C. Project),
   8.0%, 8-1-2026 ........................     5,000    5,075,000
 Iowa Finance Authority, Community Rehabilitation
   Providers Revenue Bonds (Lutheran Children's
   Home Society - Bremwood Project), Series 1998,
   5.8%, 12-1-2024 .......................     2,545    2,545,000
   Total .................................              7,620,000


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
KANSAS - 1.47%
 Kansas Development Finance Authority,
   Community Provider Loan Program (Community
   Living Opportunities, Inc.), Series
   1992A Revenue Bonds,
   8.875%, 9-1-2011 ......................   $ 2,790 $  2,999,250
 City of Prairie Village, Kansas, Revenue Bonds,
   (Claridge Court Project), Series 1993A:
   8.5%, 8-15-2004 .......................     1,000    1,113,750
   8.75%, 8-15-2023 ......................     1,000    1,110,000
 Sedgwick County, Kansas and Shawnee County,
   Kansas, Single Family Mortgage Revenue
   Bonds (Mortgage-Backed Securities Program),
   1997 Series A-1 (AMT),
   5.5%, 6-1-2029 ........................     1,000    1,122,500
 Shawnee County, Kansas, Revenue Refunding
   Bonds (United Methodist Homes, Inc. Project),
   Revenue Refunding Bonds, Series 1997A,
   6.125%, 11-15-2019 ....................     1,000    1,016,250
   Total .................................              7,361,750

KENTUCKY - 0.88%
 Kenton County Airport Board (Commonwealth
   of Kentucky), Special Facilities Revenue
   Bonds, 1992 Series A (Delta Air Lines,
   Inc. Project),
   7.5%, 2-1-2020 ........................     3,000    3,322,500
 County of Perry, Kentucky, Solid Waste
   Disposal Revenue Bonds (TJ International
   Project), Series 1994,
   7.0%, 6-1-2024 ........................     1,000    1,091,250
   Total .................................              4,413,750

LOUISIANA - 1.70%
 Parish of St. Charles, State of Louisiana:
   Environmental Revenue Bonds (Louisiana
   Power & Light Company Project),
   Series 1994-A,
   6.875%, 7-1-2024 ......................     2,750    3,028,438
   Pollution Control Revenue Bonds
   (Union Carbide Project),
   Series 1992,
   7.35%, 11-1-2022 ......................     2,000    2,217,500


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
LOUISIANA (Continued)
 Board of Commissioners of the Port of New
   Orleans, Industrial Development Revenue
   Refunding Bonds (Continental Grain Company
   Project), Series 1993,
   7.5%, 7-1-2013 ........................   $ 2,000 $  2,217,500
 LaFourche Parish Home Mortgage Authority,
   Tax-Exempt Capital Appreciation Refunding
   Bonds, Series 1990-B, Class B-2,
   0.0%, 5-20-2014 .......................     3,300    1,047,750
   Total .................................              8,511,188

MAINE - 0.58%
 Maine Veterans' Homes, Revenue Bonds,
   1995 Series,
   7.75%, 10-1-2020 ......................     2,810    2,925,913

MARYLAND - 0.70%
 Maryland Economic Development Corporation,
   Senior Lien Revenue Bonds (Rocky Gap
   Golf Course and Hotel/Meeting Center
   Project), Series 1996 A,
   8.375%, 10-1-2009 .....................     3,250    3,485,625

MASSACHUSETTS - 7.54%
 Massachusetts Industrial Finance Agency:
   First Mortgage Revenue Bonds, Reeds
   Landing Project, Series 1993,
   8.625%, 10-1-2023 .....................     9,945   11,461,613
   Resource Recovery Revenue Bonds (SEMASS
   Project), Series 1991B,
   9.25%, 7-1-2015 .......................     4,900    5,573,750
   Revenue Bonds, Glenmeadow Retirement
   Community Project, Series 1996C:
   8.625%, 2-15-2026 .....................     2,200    2,585,000
   8.375%, 2-15-2018 .....................     1,260    1,460,025
   Revenue Bonds, Beaver Country Day School
   Issue, Series 1992, Subseries A,
   8.1%, 3-1-2008 ........................     1,415    1,501,669
   Fixed Rate Revenue Refunding Bonds,
   Chestnut Knoll at Glenmeadow Project,
   Series 1998A,
   5.625%, 2-15-2025 .....................     1,300    1,288,625


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MASSACHUSETTS (Continued)
 Massachusetts Municipal Wholesale Electric
   Company Power Supply System Revenue Bonds,
   1993 Series A INFLOS,
   6.87%, 7-1-2018 (B) ...................     8,000    8,170,000
 Massachusetts Health and Educational
   Facilities Authority,
   Revenue Bonds, Beth Israel Hospital
   Issue, Series G-4, Inverse Floating
   Rate Securities,
   8.422%, 7-1-2025 (B) ..................   $ 5,000 $  5,656,250
   Total .................................             37,696,932

MICHIGAN - 0.39%
 City of Flint Hospital Building Authority,
   Revenue Rental Bonds, Series 1998B
   (Hurley Medical Center),
   5.375%, 7-1-2028 ......................     1,250    1,225,000
 Michigan Strategic Fund, Limited Obligation
   Revenue Bonds, Knollwood Corporation
   Project, Series A,
   10.146%, 10-1-2016 (C).................     1,300      715,000
   Total .................................              1,940,000

MISSISSIPPI - 0.48%
 Lowndes County, Mississippi, Solid Waste
   Disposal and Pollution Control Refunding
   Revenue Bonds (Weyerhaeuser Company
   Project), Series 1992B, Indexed Inverse
   Floating/Fixed Term Bonds,
   8.35%, 4-1-2022 (B) ...................     2,000    2,425,000

MISSOURI - 4.51%
 Lake of the Ozarks Community Bridge
   Corporation, Bridge System Revenue Bonds,
   Series 1996:
   6.4%, 12-1-2025 .......................     3,500    4,060,000
   6.25%, 12-1-2016 ......................     1,500    1,725,000
 State Environmental Improvement and Energy
   Resources Authority (State of Missouri),
   Water Facilities Revenue Bonds
   (Tri-County Water Authority Project),
   Series 1992:
   8.75%, 4-1-2022 .......................     4,340    4,801,125
   8.25%, 4-1-2002 .......................       535      577,131


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
MISSOURI (Continued)
 The Industrial Development Authority of the
   City of Kansas City, Missouri, Revenue Bonds
   (The Bishop Spencer Place, Incorporated
   Project), Series 1994,
   8.0%, 9-1-2016 ........................   $ 2,965 $  3,183,669
 The Industrial Development Authority of the
   City of Bolivar, Missouri, Health
   Facility Refunding and Improvement
   Revenue Bonds (Citizens Memorial Health
   Care Foundation), Series 1998:
   5.75%, 7-1-2017 .......................     1,245    1,221,656
   5.625%, 7-1-2010 ......................     1,095    1,079,944
 The City of Lake Saint Louis, Missouri,
   Public Facilities Authority, Certificates
   of Participation (Municipal Golf Course
   Project), Series 1993,
   7.55%, 12-1-2014 ......................     2,000    2,142,500
 The Industrial Development Authority of
   the City of St. Louis, Missouri,
   Industrial Revenue Refunding Bonds
   (Kiel Center Multipurpose Arena Project),
   Series 1992,
   7.75%, 12-1-2013 ......................     1,500    1,659,375
 The Industrial Development Authority of the
   City of Springfield, Missouri,
   Industrial Development Refunding Revenue
   Bonds (Health Care Realty of Springfield,
   Ltd. Project), Series 1988,
   10.25%, 12-1-2010 .....................     1,080    1,099,364
 The Industrial Development Authority of
   Callaway County, Missouri, Industrial
   Development Revenue Bonds (A.P. Green
   Refractories Co. Project), Series 1984,
   8.6%, 11-1-2014 .......................       900      988,875
   Total .................................             22,538,639

NEVADA - 0.54%
 Reno-Sparks Convention & Visitors Authority,
   Nevada, Limited Obligation Medium-Term
   Refunding Bonds, Series November 1, 1996,
   6.0%, 11-1-2006 .......................     2,640    2,679,600


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW HAMPSHIRE - 1.60%
 New Hampshire Higher Educational and Health
   Facilities Authority:
   First Mortgage Revenue Bonds,
   RiverMead at Peterborough Issue,
   Series 1994,
   8.5%, 7-1-2024 ........................   $ 4,110 $  4,752,188
   Hospital Revenue Bonds, St. Joseph
   Hospital Issue, Series 1991,
   7.5%, 1-1-2016 ........................     1,000    1,080,000
   Revenue Bonds, RiverWoods at Exeter
   Issue, Series 1997A,
   6.5%, 3-1-2023 ........................     1,000    1,037,500
 Lisbon Regional School District, New
   Hampshire, General Obligation Capital
   Appreciation School Bonds,
   0.0%, 2-1-2013 ........................     1,610    1,110,900
   Total .................................              7,980,588

NEW JERSEY - 4.83%
 New Jersey Economic Development Authority:
   First Mortgage Revenue Bonds,
   Franciscan Oaks Project, Series 1997:
   5.75%, 10-1-2023 ......................     3,300    3,328,875
   5.7%, 10-1-2017 .......................     1,750    1,765,313
   Senior Mortgage Revenue Bonds, Arbor
   Glen of Bridgewater Project - Series
   1996A,
   8.75%, 5-15-2026 ......................     3,525    4,212,375
   First Mortgage Revenue Fixed Rate Bonds,
   Winchester Gardens at Ward Homestead
   Project - Series 1996A,
   8.625%, 11-1-2025 .....................     3,000    3,356,250
   First Mortgage Revenue Fixed Rate Bonds,
   Fellowship Village Project - Series 1995A,
   9.25%, 1-1-2025 .......................     2,500    3,093,750
   First Mortgage Revenue Bonds,
   The Evergreens - Series 1992,
   9.25%, 10-1-2022 ......................     2,000    2,427,500


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NEW JERSEY (Continued)
 Pollution Control Financing Authority of
   Camden County (Camden County, New Jersey),
   Solid Waste Disposal and Resource
   Recovery System Revenue Bonds,
   Series 1991B (AMT),
   7.5%, 12-1-2009 .......................   $ 5,000 $  4,993,750
 New Jersey Health Care Facilities Financing
   Authority, Revenue and Refunding Bonds,
   Christian Health Care Center Issue,
   Series 1997A Bonds,
   5.5%, 7-1-2018 ........................     1,000      991,250
   Total .................................             24,169,063

NEW MEXICO - 1.65%
 New Mexico Educational Assistance Foundation,
   Student Loan Purchase Bonds, Second Subordinate
   1994 Series II-C (AMT):
   6.0%, 12-1-2008 .......................     2,460    2,536,875
   5.5%, 11-1-2010 .......................     2,000    1,982,500
 City of Santa Fe, New Mexico, Industrial
   Revenue Housing Refunding Bonds (Ponce
   de Leon Limited Partnership Project),
   Series 1995,
   7.25%, 12-1-2005 ......................     3,500    3,723,125
   Total .................................              8,242,500

NEW YORK - 2.04%
 Tompkins County Industrial Development
   Agency, Life Care Community Revenue Bonds,
   1994 (Kendal at Ithaca, Inc. Project),
   7.875%, 6-1-2024 ......................     4,035    4,277,100
 New York City Industrial Development Agency,
   Industrial Development Revenue Bonds
   (Brooklyn Navy Yard Cogeneration Partners,
   L.P. Project), Series 1997,
   5.75%, 10-1-2036 ......................     3,000    3,063,750
 New York City Municipal Water Finance Authority,
   Water and Sewer System Revenue Bonds, Inflos,
   6.82%, 6-15-2012 (B) ..................     2,750    2,839,375
   Total .................................             10,180,225

NORTH CAROLINA - 0.46%
 City of Durham, North Carolina, Multifamily
   Housing Revenue Bonds (Ivy Commons Project),
   Series 1997,
   8.0%, 3-1-2029 ........................     2,250    2,297,812

                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
NORTH DAKOTA - 0.71%
 City of Grand Forks, North Dakota, Senior
   Housing Revenue Bonds (4000 Valley
   Square Project), Series 1997:
   6.25%, 12-1-2034 ......................   $ 2,000 $  2,030,000
   6.375%, 12-1-2034 .....................     1,500    1,524,375
   Total .................................              3,554,375

OHIO - 1.95%
 Ohio Water Development Authority, State of
   Ohio, Solid Waste Disposal Revenue Bonds
   (Bay Shore Power Project), Tax-Exempt
   Series 1998 A,
   5.875%, 9-1-2020 ......................     4,000    4,045,000
 County of Franklin, Ohio, Health Care
   Facilities Refunding Revenue Bonds,
   Series 1997 (Ohio Presbyterian Retirement
   Services):
   5.5%, 7-1-2021 ........................     1,500    1,464,375
   5.5%, 7-1-2017 ........................     1,000      985,000
 Hamilton County, Ohio, Health System Revenue
   Bonds, Providence Hospital Issue,
   Series 1992,
   6.875%, 7-1-2015 ......................     2,000    2,150,000
 County of Lorain, Ohio, First Mortgage
   Revenue Bonds, 1992 Series A (Kendal at
   Oberlin Project),
   8.625%, 2-1-2022 ......................     1,000    1,126,250
   Total .................................              9,770,625

OKLAHOMA - 2.75%
 Bixby Public Works Authority, Utility
   System Revenue Bonds, Refunding
   Series 1994,
   7.25%, 11-1-2019 ......................     2,685    2,953,500
 The Clinton Public Works Authority,
   Refunding and Improvement Revenue
   Bonds, Series 1994,
   6.25%, 1-1-2019 .......................     2,575    2,719,844


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
OKLAHOMA (Continued)
 Oklahoma County Industrial Authority,
   Industrial Development Revenue Bonds:
   1986 Series B (Choctaw Nursing
   Center Project):
   10.25%, 9-1-2016 (C) ..................   $ 1,230 $    861,000
   10.125%, 9-1-2006 (C) .................       525      367,500
   1986 Series A (Westlake Nursing Center
   Project):
   10.25%, 9-1-2016 ......................       905      922,077
   10.125%, 9-1-2006 .....................       430      438,118
 The Broken Arrow Public Golf Authority
   (Broken Arrow, Oklahoma), Recreational
   Facilities Revenue Bonds, Series 1995,
   7.25%, 8-1-2020 .......................     2,025    2,174,344
 Trustees of the Oklahoma Ordnance Works
   Authority, Industrial Development Revenue
   Refunding Bonds (A.P. Green Industries,
   Inc. Project), Series 1992,
   8.5%, 5-1-2008 ........................     1,600    1,774,000
 The Guthrie Public Works Authority
   (Guthrie, Oklahoma), Utility System
   Revenue Bonds, Series 1994A,
   6.75%, 9-1-2019 .......................     1,415    1,540,581
   Total .................................             13,750,964

OREGON - 1.39%
 Klamath Falls Intercommunity Hospital
   Authority, Gross Revenue Bonds,
   Series 1994 (Merle West Medical Center
   Project),
   7.1%, 9-1-2024 ........................     3,500    3,863,125
 Myrtle Creek Building Authority, Gross
   Revenue Bonds, Series 1996A (Myrtle Creek
   Golf Course Project),
   8.0%, 6-1-2021 ........................     3,000    3,112,500
   Total .................................              6,975,625

PENNSYLVANIA - 5.56%
 Delaware County Authority (Pennsylvania),
   First Mortgage Revenue Bonds
   (Riddle Village Project),
   Series 1994,
   8.25%, 6-1-2022 .......................     4,000    4,910,000


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
PENNSYLVANIA (Continued)
 Philadelphia Authority for Industrial
   Development, Commercial Development Revenue
   Refunding Bonds (Doubletree Guest Suites
   Project), Series 1997A,
   6.5%, 10-1-2027........................   $ 3,500 $  3,692,500
 Luzerne County Industrial Development
   Authority:
   Exempt Facilities Revenue Refunding Bonds,
   1992 Series A (Pennsylvania Gas and
   Water Company Project),
   7.2%, 10-1-2017 .......................     2,000    2,202,500
   Exempt Facilities Revenue Bonds, 1992
   Series B (Pennsylvania Gas and Water
   Company Project),
   7.125%, 12-1-2022 .....................     1,000    1,101,250
 Allegheny County Industrial Development
   Authority (Pennsylvania), Environmental
   Improvement Revenue Bonds (USX Corporation
   Project), Refunding Series A 1994,
   6.7%, 12-1-2020 .......................     3,000    3,266,250
 Allentown Area Hospital Authority, Hospital
   Revenue Bonds (Sacred Heart Hospital of
   Allentown), Series A of 1993,
   6.75%, 11-15-2014 .....................     2,865    3,133,594
 McKeesport Hospital Authority (Commonwealth
   of Pennsylvania), Hospital Revenue Bonds,
   Series of 1993 (McKeesport Hospital Project),
   6.5%, 7-1-2008 ........................     2,500    2,659,375
 Pennsylvania Economic Development Financing
   Authority, Exempt Facilities Revenue Bonds
   (MacMillan Bloedel Clarion Limited
   Partnership Project), Series of 1995,
   7.6%, 12-1-2020 .......................     2,000    2,187,500
 Clearfield Hospital Authority, Hospital
   Revenue and Refunding Bonds (Clearfield
   Hospital Project), Series 1994,
   6.875%, 6-1-2016 ......................     2,000    2,155,000
 South Wayne County Water and Sewer Authority
   (Wayne County, Pennsylvania), Sewer Revenue
   Bonds, Series of 1992,
   8.2%, 4-15-2013 .......................     1,780    1,866,775


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
PENNSYLVANIA (Continued)
 Wilkins Area Industrial Development Authority
   (Pennsylvania), First Mortgage Revenue
   Bonds (Longwood at Oakmont, Inc. Continuing
   Care Retirement Community Project),
   Series 1991A,
   10.0%, 1-1-2021 .......................   $   525 $    616,219
   Total .................................             27,790,963

RHODE ISLAND - 0.43%
 City of Providence, Rhode Island, Special
   Obligation Tax Increment Bonds, Series D,
   6.65%, 6-1-2016 .......................     2,000    2,170,000

SOUTH CAROLINA - 1.74%
 Connector 2000 Association, Inc., Toll Road
   Revenue Bonds (Southern Connector Project,
   Greenville, South Carolina:
   Senior Capital Appreciation Bonds, Series 1998B,
   0.0%, 1-1-2035 ........................    17,000    2,018,750
   Senior Current Interest Bonds, Series 1998A,
   5.25%, 1-1-2023 .......................     2,000    1,915,000
 McCormick County, South Carolina, Hospital
   Facilities Revenue Refunding Improvement
   Bonds, Series 1997 (McCormick Health Care
   Center Project),
   7.0%, 3-1-2018 ........................     2,530    2,586,925
 South Carolina State Housing, Finance
   and Development Authority, Multifamily
   Housing Mortgage Revenue Bonds (United
   Dominion-Plum Chase), Series 1991,
   8.5%, 10-1-2021 .......................     2,000    2,202,500
   Total .................................              8,723,175

SOUTH DAKOTA - 0.42%
 South Dakota Health and Educational
   Facilities Authority, Refunding Revenue
   Bonds (Westhills Village Retirement
   Community Issue), Series 1993,
   7.25%, 9-1-2013 .......................     2,000    2,082,500


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TENNESSEE - 1.55%
 The Health and Educational Facilities
   Board of the City of Crossville, Tennessee,
   Hospital Revenue Improvement Bonds,
   Series 1992 (Cumberland Medical Center),
   6.75%, 11-1-2012 ......................   $ 2,000 $  2,157,500
 The Health, Educational and Housing Facility
   Board of the County of Shelby, Tennessee,
   Health Care Facilities Revenue Bonds,
   Series 1997A (Kirby Pines Retirement
   Community Project),
   6.375%, 11-15-2025 ....................     2,100    2,134,125
 The Health and Educational Facilities Board
   of the Metropolitan Government of Nashville
   and Davidson County, Tennessee, Revenue
   Refunding Bonds, Series 1998 (The
   Blakeford at Green Hills),
   5.65%, 7-1-2024 .......................     2,000    1,975,000
 Upper Cumberland Gas Utility District
   (of Cumberland County, Tennessee),
   Gas System Revenue Bonds, Series 1996,
   7.0%, 3-1-2016 ........................     1,400    1,477,000
   Total .................................              7,743,625

TEXAS - 6.66%
 AllianceAirport Authority, Inc., Special
   Facilities Revenue Bonds:
   Federal Express Corporation Project,
   Series 1996,
   6.375%, 4-1-2021 ......................     8,500    9,201,250
   American Airlines, Inc. Project,
   Series 1991,
   7.0%, 12-1-2011 .......................     4,700    5,534,250
   American Airlines, Inc. Project,
   Series 1990,
   7.5%,12-1-2029 ........................     2,885    3,133,831
 Harris County Health Facilities Development
   Corporation, SCH Health Care System
   Revenue Bonds (Sister of Charity of the
   Incarnate Word, Houston, Texas),
   Series 1997B,
   5.75%, 7-1-2027 .......................     6,000    6,360,000


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
TEXAS (Continued)
 Alvarado Industrial Development Corporation,
   Industrial Development Revenue Bonds
   (Rich-Mix Products of Texas, Inc. Project),
   Series 1996,
   7.75%, 3-1-2010 .......................   $ 2,955 $  3,014,100
 City of Houston, Housing Corporation
   No. 1, First Lien Revenue Refunding
   Bonds, Series 1996 (6800 Long Drive
   Apartments - Section 8 New Construction
   Program), Houston, Texas,
   6.625%, 2-1-2020 ......................     2,305    2,365,506
 City of Houston, Texas, Airport System
   Special Facilities Revenue Bonds
   (Continental Airlines, Inc. Terminal
   Improvement Projects), Series 1997B,
   6.125%, 7-15-2027 .....................     2,000    2,082,500
 Tyler Health Facilities Development
   Corporation, Hospital Revenue Bonds
   (East Texas Medical Center Regional
   Healthcare System Project),
   Series 1993B,
   6.75%, 11-1-2025 ......................     1,500    1,623,750
   Total .................................             33,315,187

UTAH - 0.72%
 Utah Housing Finance Agency, Revenue Bonds
   (RHA Community Services of Utah, Inc.
   Project), Series 1997A,
   6.875%, 7-1-2027 ......................     2,000    2,087,500
 Carbon County, Utah, Solid Waste Disposal
   Refunding Revenue Bonds, Series 1991
   (Sunnyside Cogeneration Associates Project),
   9.25%, 7-1-2018 (C) ...................     2,500    1,500,000
   Total .................................              3,587,500


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
VERMONT - 1.59%
 Vermont Industrial Development Authority,
   Mortgage Revenue Bonds, Wake Robin
   Corporation Project, Series 1993A:
   8.75%, 4-1-2023 .......................   $ 4,465 $  5,095,681
   8.75%, 3-1-2023 .......................     2,500    2,853,125
   Total .................................              7,948,806

VIRGIN ISLANDS - 0.31%
 Virgin Islands Public Finance Authority,
   Revenue Refunding Bonds (Virgin Islands
   General Obligation/Matching Fund Loan
   Notes), Series 1992 A,
   7.25%, 10-1-2018 ......................     1,400    1,576,750

VIRGINIA - 1.35%
 Norfolk Redevelopment and Housing Authority,
   Multifamily Rental Housing Facility
   Revenue Bonds, Series 1996 (1016 Limited
   Partnership-Sussex Apartments Project),
   8.0%, 9-1-2026 ........................     3,500    3,635,625
 Fairfax County Redevelopment and Housing
   Authority, Multifamily Housing Revenue
   Refunding Bonds (Burke Shire Commons
   Apartments Project), Series 1996,
   7.6%, 10-1-2036 .......................     3,000    3,101,250
   Total .................................              6,736,875

WASHINGTON - 0.21%
 Pilchuck Development Public Corporation
   (State of Washington), Special Facilities
   Airport Revenue Bonds, Series 1993
   (TRAMCO, Inc. Project),
   6.0%, 8-1-2023 ........................     1,000    1,032,500

WEST VIRGINIA - 0.33%
 Upshur County, West Virginia, Solid Waste
   Disposal Revenue Bonds (TJ International
   Project), Series 1995,
   7.0%, 7-15-2025 .......................     1,500    1,646,250


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1998

                                           Principal
                                           Amount in
                                           Thousands        Value

MUNICIPAL BONDS (Continued)
WISCONSIN - 2.18%
 Wisconsin Health and Educational Facilities
   Authority, Revenue Bonds, Series 1995:
   National Regency of New Berlin, Inc.
   Project,
   8.0%, 8-15-2025 .......................   $ 4,500 $  5,023,125
   Hess Memorial Hospital Association, Inc.
   Project,
   7.75%, 11-1-2015 ......................     3,400    3,901,500
 City of Superior, Wisconsin, Water Supply
   Facilities Revenue Refunding Bonds
   (Superior Water, Light and Power Company
   Project), Series 1996,
   6.125%, 11-1-2021 .....................     1,910    1,974,463
   Total .................................             10,899,088

WYOMING - 0.75%
 Sweetwater County, Wyoming, Solid Waste
   Disposal Revenue Bonds (FMC Corporation
   Project), Series 1994B,
   6.9%, 9-1-2024 ........................     2,500    2,746,875
 Teton County Hospital District (St. John's
   Hospital and Living Center), Jackson Hole,
   Wyoming, Hospital Refunding and Improvement
   Revenue Bonds, Series 1998,
   5.8%, 12-1-2017 .......................     1,000    1,003,750
   Total .................................              3,750,625

TOTAL MUNICIPAL BONDS - 98.50%                       $492,694,866
 (Cost: $457,739,497)

TOTAL SHORT-TERM SECURITIES - 1.59%                  $  7,940,353
 (Cost: $7,940,353)

TOTAL INVESTMENT SECURITIES - 100.09%                $500,635,219
 (Cost: $465,679,850)

LIABILITIES, NET OF CASH AND OTHER ASSETS - (0.09%)      (440,663)

NET ASSETS - 100.00%                                 $500,194,556


                See Notes to Schedule of Investments on page 27.

THE INVESTMENTS OF
UNITED MUNICIPAL HIGH INCOME FUND, INC.
MARCH 31, 1998


Notes to Schedule of Investments

(A) The security does not bear interest for an initial period of time and subsequently becomes interest bearing.

(B) The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 1998.

(C) Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.

See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 1998

Assets
 Investment securities - at value
   (Notes 1 and 3) ................................. $500,635,219
 Cash  .............................................      251,949
 Receivables:
   Interest ........................................    9,039,154
   Fund shares sold ................................      614,902
 Prepaid insurance premium  ........................        9,352
                                                     ------------
    Total assets  ..................................  510,550,576
                                                     ------------
Liabilities
 Payable for investment securities purchased  ......    8,255,287
 Payable to Fund shareholders  .....................    1,622,141
 Dividends payable  ................................      305,692
 Accrued service fee (Note 2)  .....................       91,037
 Accrued transfer agency and dividend
   disbursing (Note 2) .............................       28,926
 Accrued management fee (Note 2)  ..................        6,752
 Accrued accounting services fee (Note 2)  .........        5,000
 Other  ............................................       41,185
                                                     ------------
    Total liabilities  .............................   10,356,020
                                                     ------------
      Total net assets ............................. $500,194,556
                                                     ============
Net Assets
 $1.00 par value capital stock, authorized --
   100,000,000; shares outstanding -- 89,150,694
   Capital stock ................................... $ 89,150,694
   Additional paid-in capital ......................  371,215,432
 Accumulated undistributed income:
   Accumulated undistributed net realized
    gain on investment transactions  ...............    4,873,061
   Net unrealized appreciation in value of
    investments  ...................................   34,955,369
                                                     ------------
    Net assets applicable to outstanding
      units of capital ............................. $500,194,556
                                                     ============
Net asset value per share (net assets divided
 by shares outstanding)  ...........................        $5.61
                                                            =====


                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
STATEMENT OF OPERATIONS
For the Six Months Ended MARCH 31, 1998

Investment Income
 Interest and amortization (Note 1B)  ..............  $16,037,582
                                                      -----------
 Expenses (Note 2):
   Investment management fee .......................    1,205,782
   Service fee .....................................      395,420
   Transfer agency and dividend disbursing .........      187,320
   Accounting services fee .........................       30,000
   Custodian fees ..................................       13,741
   Audit fees ......................................        9,915
   Legal fees ......................................        3,747
   Other ...........................................      118,333
                                                      -----------
    Total expenses  ................................    1,964,258
                                                      -----------
      Net investment income ........................   14,073,324
                                                      -----------
Realized and Unrealized Gain on Investments
 (Notes 1 and 3)
 Realized net gain on investments  .................    5,974,858
 Unrealized appreciation in value of
   investments during the period ...................    4,819,041
                                                      -----------
   Net gain on investments .........................   10,793,899
                                                      -----------
    Net increase in net assets resulting
      from operations ..............................  $24,867,223
                                                      ===========


                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
                                           For the      For the
                                          six months  fiscal year
                                             ended      ended
                                          March 31, September 30,
                                             1998        1997
                                        ------------ ------------
Increase in Net Assets
 Operations:
   Net investment income ...............$ 14,073,324 $ 26,384,505
   Realized net gain on
    investments  .......................   5,974,858    6,519,836
   Unrealized appreciation .............   4,819,041   13,763,713
                                        ------------ ------------
    Net increase in net assets
      resulting from operations ........  24,867,223   46,668,054
                                        ------------ ------------
 Distributions to shareholders from (Note 1D):*
   Net investment income ............... (14,073,324) (26,384,505)
   Realized net gains on investment
    transactions  ......................  (6,027,244)  (1,101,874)
                                        ------------ ------------
                                         (20,100,568) (27,486,379)
                                        ------------ ------------
 Capital share transactions:
   Proceeds from sale of shares
    (5,122,582 and 14,043,014 shares,
    respectively)  .....................  29,030,092   76,429,172
   Proceeds from reinvestment of
    dividends and/or capital gains
    distribution (2,977,818 and 4,105,285
    shares, respectively)  .............  16,384,523   22,249,624
   Payments for shares redeemed
    (4,235,512 and 8,115,149 shares,
    respectively)  ..................... (23,742,511) (43,928,367)
                                        ------------ ------------
    Net increase in net assets
      resulting from capital
      share transactions ...............  21,672,104   54,750,429
                                        ------------ ------------
      Total increase ...................  26,438,759   73,932,104
Net Assets
 Beginning of period  ..................$473,755,797  399,823,693
                                        ------------ ------------
 End of period  ........................$500,194,556 $473,755,797
                                        ============ ============
   Undistributed net investment
    income  ............................        $---         $---
                                                ====         ====

                    *See "Financial Highlights" on page 31.


                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
FINANCIAL HIGHLIGHTS
For a Share of Capital Stock Outstanding
Throughout Each Period:

                  For the
                      six         For the fiscal year ended
                     months              September 30,
                     ended   ------------------------------------
                    3/31/98    1997   1996    1995   1994    1993
                    -------  ------ ------  ------ ------  ------
Net asset value,
 beginning of
 period  ...........  $5.55   $5.31  $5.27   $5.12  $5.53   $5.23
                      -----   -----  -----   -----  -----   -----
Income from investment
 operations:
 Net investment
   income...........    .16     .34    .34     .35    .34     .35
 Net realized and
   unrealized gain
   (loss) on
   investments .....    .13     .25    .04     .17  (0.34)    .34
                      -----   -----  -----   -----  -----   -----
Total from investment
 operations  .......    .29     .59    .38     .52   0.00     .69
                      -----   -----  -----   -----  -----   -----
Less distributions:
 Declared from net
   investment income  (0.16)  (0.34) (0.34)  (0.35) (0.34)  (0.35)
 From capital gains   (0.07)  (0.01) (0.00)  (0.00) (0.07)  (0.04)
 In excess
   of capital gains.  (0.00)  (0.00) (0.00)  (0.02) (0.00)  (0.00)
                      -----   -----  -----   -----  -----   -----
Total distributions.  (0.23)  (0.35) (0.34)  (0.37) (0.41)  (0.39)
                      -----   -----  -----   -----  -----   -----
Net asset value, end
 of period  ........  $5.61   $5.55  $5.31   $5.27  $5.12   $5.53
                      =====   =====  =====   =====  =====   =====
Total return* ......   5.32%  11.45%  7.40%  10.63%  0.05%  13.77%
Net assets, end
 of period (000
 omitted) ..........$500,195$473,756$399,824$382,805$345,162$329,373
Ratio of expenses to
 average net
 assets  ...........   0.81%** 0.78%  0.81%   0.76%  0.76%   0.70%
Ratio of net investment
 income to average
 net assets  .......   5.78%** 6.19%  6.41%   6.75%  6.39%   6.49%
Portfolio turnover
 rate  .............  14.69%  19.47% 26.91%  19.07% 26.26%  26.13%

 *Total return calculated without taking into account the sales load deducted on an initial purchase.
**Annualized
                       See notes to financial statements.

UNITED MUNICIPAL HIGH INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1998

NOTE 1 -- Significant Accounting Policies

     United Municipal High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to provide a high level of income which is not subject to Federal income taxation. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Security valuation -- Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market.

B. Security transactions and related investment income -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 -- Investment Security Transactions.

C. Federal income taxes -- The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 -- Federal Income Tax Matters.

D. Dividends and distributions -- All of the Fund's net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryforwards.

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2 -- Investment Management and Payments to Affiliated Persons

     The Fund pays a fee for investment management services. The fee is computed daily based on the net asset value at the close of business. The fee consists of two elements: (i) a "Specific" fee computed on net asset value as of the close of business each day at the annual rate of .10% of net assets and (ii) a "Group" fee computed each day on the combined net asset values of all of the funds in the United Group of mutual funds (approximately $19.8 billion of combined net assets at March 31, 1998) at annual rates of .51% of the first $750 million of combined net assets, .49% on that amount between $750 million and $1.5 billion, .47% between $1.5 billion and $2.25 billion, .45% between $2.25 billion and $3 billion, .43% between $3 billion and $3.75 billion, .40% between $3.75 billion and $7.5 billion, .38% between $7.5 billion and $12 billion, and
 .36% of that amount over $12 billion.  The Fund accrues and pays this fee daily.

     Pursuant to assignment of the Investment Management Agreement between the Fund and Waddell & Reed, Inc. ("W&R"), Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of W&R, serves as the Fund's investment manager.

     The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WARSCO"), a wholly owned subsidiary of W&R. Under the agreement, WARSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WARSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

                            Accounting Services Fee
                  Average
               Net Asset Level           Annual Fee
          (all dollars in millions) Rate for Each Level
          ------------------------- -------------------
           From $    0 to $   10           $      0
           From $   10 to $   25           $ 10,000
           From $   25 to $   50           $ 20,000
           From $   50 to $  100           $ 30,000
           From $  100 to $  200           $ 40,000
           From $  200 to $  350           $ 50,000
           From $  350 to $  550           $ 60,000
           From $  550 to $  750           $ 70,000
           From $  750 to $1,000           $ 85,000
                $1,000 and Over            $100,000

     The Fund also pays WARSCO a monthly per account charge for transfer agency and dividend disbursement services of $1.3125 for each shareholder account which was in existence at any time during the prior month, plus $0.30 for each account on which a dividend or distribution of cash or shares was paid in that month. The Fund also reimburses W&R and WARSCO for certain out-of-pocket costs.

     As principal underwriter for the Fund's shares, W&R received gross sales commissions (which are not an expense of the Fund) of $788,136, out of which W&R paid sales commissions of $452,477 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

     Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed .25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

     The Fund paid Directors' fees of $8,808, which are included in other expenses.

     W&R is an indirect subsidiary of Torchmark Corporation, a holding company, and Waddell & Reed Financial, Inc., a holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

NOTE 3 -- Investment Security Transactions

     Purchases of investment securities, other than U.S. Government and short-term securities, aggregated $88,958,519, while proceeds from maturities and sales aggregated $70,537,499. Purchases of short-term securities aggregated $100,235,889, while proceeds from maturities and sales aggregated $98,681,623. No U.S. Government securities were bought or sold during the period ended March 31, 1998.

     For Federal income tax purposes, cost of investments owned at March 31, 1998 was $466,150,372, resulting in net unrealized appreciation of $34,484,847, of which $36,896,666 related to appreciated securities and $2,411,819 related to depreciated securities.

NOTE 4 -- Federal Income Tax Matters

     For Federal income tax purposes, the Fund realized capital gain net income of $6,216,572 during its fiscal year ended September 30, 1997, which has been distributed to the Fund's shareholders.

NOTE 5 -- Multiclass Operations

     On January 30, 1996, the Fund was authorized to offer investors two classes of shares, Class A and Class Y, each of which has equal rights as to assets and voting privileges. Class A shares represent existing shareholders; Class Y shares are offered through a separate Prospectus to certain institutional investors. Class Y shares are not subject to a sales charge on purchases; they are not subject to a Rule 12b-1 Distribution and Service Plan and have a separate transfer agency and dividend disbursement services fee structure. As of March 31, 1998, the Fund had not commenced multiclass operations.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders,
United Municipal High Income Fund, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of United Municipal High Income Fund, Inc. (the "Fund") as of March 31, 1998, and the related statements of operations for the six-month period then ended and changes in net assets for the six-month period then ended and the year ended September 30, 1997, and the financial highlights for the six-month period then ended and for each of the years in the five-year period ended September 30, 1997. The financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1998 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of United Municipal High Income Fund, Inc. as of March 31, 1998, the results of its operations, the changes in its net assets and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.




Deloitte & Touche LLP
Kansas City, Missouri
May 8, 1998

DIRECTORS
Ronald K. Richey, Birmingham, Alabama, Chairman of the Board
Henry L. Bellmon, Red Rock, Oklahoma
James M. Concannon, Topeka, Kansas
John A. Dillingham, Kansas City, Missouri
Linda Graves, Topeka, Kansas
John F. Hayes, Hutchinson, Kansas
Glendon E. Johnson, Miami, Florida
William T. Morgan, Coronado, California
William L. Rogers, Los Angeles, California
Frank J. Ross, Jr., Kansas City, Missouri
Eleanor B. Schwartz, Kansas City, Missouri
Keith A. Tucker, Overland Park, Kansas
Frederick Vogel III, Milwaukee, Wisconsin
Paul S. Wise, Carefree, Arizona



OFFICERS

Keith A. Tucker, President
Robert L. Hechler, Vice President
Henry J. Herrmann, Vice President
John M. Holliday, Vice President
Theodore W. Howard, Vice President and Treasurer
Sharon K. Pappas, Vice President and Secretary
Carl E. Sturgeon, Vice President

The United Group of Mutual Funds

United Cash Management, Inc.
United Government Securities Fund, Inc.
United Bond Fund
United Municipal Bond Fund, Inc.
United Municipal High Income Fund, Inc.
United High Income Fund, Inc.
United High Income Fund II, Inc.
United Continental Income Fund, Inc.
United Retirement Shares, Inc.
United Asset Strategy Fund, Inc.
United Income Fund
United Accumulative Fund
United Vanguard Fund, Inc.
United New Concepts Fund, Inc.
United Science and Technology Fund
United International Growth Fund, Inc.
United Gold & Government Fund, Inc.


















FOR MORE INFORMATION:
Contact your representative, or your
local office as listed on your
Account Statement, or contact:
  WADDELL & REED
  CUSTOMER SERVICE
  6300 Lamar Avenue
  P.O. Box 29217
  Shawnee Mission, KS  66201-9217
  (800) 366-5465

Our INTERNET address is:
  http://www.waddell.com

NUR1014SA(3-98)

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